Assets under management (Tables)	12 Months Ended
Dec. 31, 2019
Assets under management and net new assets
Assets under management
end of	2019	2018
CHF billion
Assets in collective investment instruments managed by Credit Suisse	205.7	178.3
Assets with discretionary mandates	277.5	256.5
Other assets under management	1,017.5	902.0
Assets under management (including double counting)	1,500.7	1,336.8
of which double counting	50.2	42.4
Prior periods have been reclassified to conform to the current presentation.

Changes in assets under management
Changes in assets under management
	2019	2018
Assets under management (CHF billion)
Balance at beginning of period [1]	1,336.8	1,368.3
Net new assets/(net asset outflows)	80.3	53.2
Market movements, interest, dividends and foreign exchange	107.4	(67.7)
of which market movements, interest and dividends [2]	127.1	(54.4)
of which foreign exchange	(19.7)	(13.3)
Other effects	(23.8)	(17.0)
Balance at end of period	1,500.7	1,336.8
Prior periods have been reclassified to conform to the current presentation.
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.